Derivative instruments and hedging activities - Offsetting of derivatives and related collateral amounts (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2021	Mar. 31, 2020
Derivative assets
Gross derivative balances, Derivative assets	[1]	¥ 16,006	¥ 21,190
Less: Amounts offset in the consolidated balance sheets	[2]	(14,786)	(19,248)
Total net amounts reported on the face of the consolidated balance sheets	[3]	1,220	1,942	[4]
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[5]	(240)	(182)
Net amount		980	1,760
Derivative liabilities
Gross derivative balances, Derivative liabilities	[1],[4]	16,191	20,790
Less: Amounts offset in the consolidated balance sheets	[2],[4]	(14,697)	(18,987)
Total net amounts reported on the face of the consolidated balance sheets	[3],[4]	1,494	1,803
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4],[5]	(310)	(125)
Net amount	[4]	1,184	1,678
Equity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		904	869
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	1,439	875
Equity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		498	1,052
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	790	1,133
Interest rate contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		8,456	11,881
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	7,871	11,438
Interest rate contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		1,147	1,692
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	1,146	1,758
Interest rate contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		29	56
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	20	18
Credit contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		169	278
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	251	311
Credit contracts [Member] | OTC centrally-cleared [Member]
Derivative assets
Gross derivative balances, Derivative assets		282	126
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	269	132
Credit contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		4	3
Derivative liabilities
Gross derivative balances, Derivative liabilities		3	14	[4]
Foreign exchange contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		4,516	5,224
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	4,402	5,105
Commodity contracts [Member] | OTC settled bilaterally [Member]
Derivative assets
Gross derivative balances, Derivative assets		0	1
Derivative liabilities
Gross derivative balances, Derivative liabilities			1	[4]
Commodity contracts [Member] | Exchange-traded [Member]
Derivative assets
Gross derivative balances, Derivative assets		1	8
Derivative liabilities
Gross derivative balances, Derivative liabilities	[4]	¥ 0	¥ 5

[1]	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2020, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,013 billion and ¥1,046 billion, respectively. As of March 31, 2021, the gross balance of such derivative assets and derivative liabilities was ¥392 billion and ¥589 billion, respectively.
[2]	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2020, Nomura offset a total of ¥1,679 billion of cash collateral receivables against net derivative liabilities and ¥1,940 billion of cash collateral payables against net derivative assets. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets.
[3]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[4]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[5]	Represents amounts which are not permitted to be offset on the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2020, a total of ¥374 billion of cash collateral receivables and ¥540 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of March 31, 2021, a total of ¥283 billion of cash collateral receivables and ¥572 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.